Principal Funds, Inc.
Supplement dated March 18, 2024
to the Prospectus dated March 1, 2024
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
On March 13, 2024, the Principal Funds, Inc. (the “Registrant”) Board of Directors approved the conversion of all Class R-1 shares into Class R-3 shares and Class R-4 shares into Class R-5 shares, as applicable, and the conversion of Class R-4 shares into Institutional Class Shares for the Overseas Fund following the close of business on November 22, 2024.
Additionally, effective immediately, Johan Sjogren is being added as a Portfolio Manager for the Inflation Protection Fund.
As such, the changes set forth below are being made to the Registrant’s Prospectus.

SUMMARY FOR CORE FIXED INCOME FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, delete the second and third paragraphs, and replace with the following:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

SUMMARY FOR GLOBAL REAL ESTATE SECURITIES FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-5 than for the current Class R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-4 shares of the Fund, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, after the first paragraph, add the following paragraph:
Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.

SUMMARY FOR INFLATION PROTECTION FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of the Fund, including information regarding the conversion plan, from the Prospectus.
In the Sub-Sub Advisor and Portfolio Manager section, delete Chris Allen and add the following under BlackRock International Limited:
•Johan Sjogren (since 2024), Managing Director
In the Purchase and Sale of Fund Shares section, delete the second paragraph and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available from retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

SUMMARY FOR MIDCAP FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, delete the third paragraph, and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.

SUMMARY FOR OVERSEAS FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-4 shares into Institutional Class shares. Following the close of business on November 22, 2024, Class R-4 shares of the Fund will automatically convert into Institutional Class shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Institutional Class shares than for the current Class R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-4 shares of the Fund, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, add the following after the second paragraph:
Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.

SUMMARIES FOR THE FOLLOWING FUNDS

CORE PLUS BOND FUND	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
DIVERSIFIED INTERNATIONAL FUND	PRINCIPAL LIFETIME 2020 FUND
GLOBAL EMERGING MARKETS FUND	PRINCIPAL LIFETIME 2030 FUND
GOVERNMENT & HIGH QUALITY BOND FUND	PRINCIPAL LIFETIME 2040 FUND
INTERNATIONAL FUND I	PRINCIPAL LIFETIME 2050 FUND
LARGECAP GROWTH FUND I	PRINCIPAL LIFETIME 2060 FUND
LARGECAP VALUE FUND III	PRINCIPAL LIFETIME 2070 FUND
MIDCAP GROWTH FUND	SMALLCAP GROWTH FUND I
MIDCAP GROWTH FUND III	SMALLCAP S&P 600 INDEX FUND
MIDCAP S&P 400 INDEX FUND	SMALLCAP VALUE FUND II
MIDCAP VALUE FUND I
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, delete the second paragraph, and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

SUMMARIES FOR THE FOLLOWING FUNDS/PORTFOLIOS

EQUITY INCOME FUND	SAM CONSERVATIVE GROWTH PORTFOLIO
LARGECAP S&P 500 INDEX FUND	SAM FLEXIBLE INCOME PORTFOLIO
PRINCIPAL CAPITAL APPRECIATION FUND	SAM STRATEGIC GROWTH PORTFOLIO
REAL ESTATE SECURITIES FUND	SHORT-TERM INCOME FUND
SAM BALANCED PORTFOLIO	SMALLCAP FUND
SAM CONSERVATIVE BALANCED PORTFOLIO
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, delete the second paragraph, and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.

SUMMARIES FOR THE FOLLOWING FUNDS

PRINCIPAL LIFETIME 2015 FUND	PRINCIPAL LIFETIME 2045 FUND
PRINCIPAL LIFETIME 2025 FUND	PRINCIPAL LIFETIME 2055 FUND
PRINCIPAL LIFETIME 2035 FUND	PRINCIPAL LIFETIME 2065 FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.

In the Purchase and Sale of Fund Shares section, delete the third paragraph, and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

MANAGEMENT OF THE FUND
In The Sub-Advisors section, under Sub-Advisor: BlackRock Financial Management, Inc. remove the reference to Chris Allen, and add the following alphabetically to the list.
Johan Sjogren has been with BIL since 2010. He earned a bachelor’s degree in Economics from the University of St. Andrews.

APPENDIX B - INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND REDUCTIONS
On April 1, 2024, delete the section for Merrill Lynch, and replace with the following:
Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
•Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•Shares purchased through a Merrill investment advisory program.
•Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
•Shares purchased through the Merrill Edge Self-Directed platform.
•Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
•Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
•Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement).

•Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees).
•Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level-Load Shares Available at Merrill
•Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3)).
•Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
•Shares sold due to return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
•Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
•Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
•Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.